American Century Investments®
Quarterly Portfolio Holdings
California Intermediate-Term Tax-Free Bond Fund
May 31, 2020

California Intermediate-Term Tax-Free Bond - Schedule of Investments
MAY 31, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUNICIPAL SECURITIES — 99.7%
California — 99.5%
91 Express Lanes Toll Road Rev., 5.00%, 8/15/24	1,000,000	1,123,480
91 Express Lanes Toll Road Rev., 5.00%, 8/15/25	1,000,000	1,120,100
ABAG Finance Authority for Nonprofit Corps. Rev., (Sharp Healthcare Obligated Group), 6.00%, 8/1/30	3,500,000	3,709,825
ABAG Finance Authority for Nonprofit Corps. Rev., (Sharp Healthcare Obligated Group), 5.00%, 8/1/33	1,450,000	1,609,196
ABAG Finance Authority for Nonprofit Corps. Special Tax, 5.00%, 9/2/28 (AGM)	2,625,000	3,297,997
ABAG Finance Authority for Nonprofit Corps. Special Tax, 5.00%, 9/2/31 (AGM)	1,400,000	1,730,582
ABAG Finance Authority for Nonprofit Corps. Special Tax, 5.00%, 9/2/32 (AGM)	490,000	601,911
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/22	1,000,000	1,049,960
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/24	4,000,000	4,414,720
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/34	3,500,000	3,808,070
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/35	3,000,000	3,255,300
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/36	1,000,000	1,082,700
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/37	3,790,000	4,093,238
Alameda Corridor Transportation Authority Rev., Capital Appreciation, 0.00%, 10/1/32 (NATL)(1)	1,000,000	720,020
Alameda Corridor Transportation Authority Rev., Capital Appreciation, 0.00%, 10/1/35 (NATL)(1)	12,750,000	8,155,410
Alum Rock Union Elementary School District GO, 6.00%, 8/1/39	2,500,000	2,875,875
Anaheim Public Financing Authority Rev., 5.375%, 4/1/21, Prerefunded at 100% of Par(2)	1,000,000	1,043,700
Anaheim Public Financing Authority Rev., 5.00%, 10/1/22, Prerefunded at 100% of Par(2)	1,200,000	1,335,348
Anaheim Public Financing Authority Rev., 5.00%, 10/1/22, Prerefunded at 100% of Par(2)	2,275,000	2,531,597
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 5/1/25	1,000,000	1,123,480
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 5/1/28	1,100,000	1,224,014
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 5/1/29	1,250,000	1,387,300
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 9/1/30 (BAM)	2,500,000	3,056,775
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 9/1/31 (BAM)	1,745,000	2,118,570
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 9/1/32 (BAM)	1,745,000	2,102,428
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 9/1/33 (BAM)	1,665,000	1,994,437
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 5/1/34	1,360,000	1,478,633
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 9/1/34 (BAM)	1,800,000	2,079,954
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 9/1/35 (BAM)	2,105,000	2,423,002
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 9/1/36 (BAM)	4,190,000	4,805,972
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 5/1/39	1,550,000	1,665,336
Atwater Wastewater Rev., 5.00%, 5/1/23 (AGM)	510,000	578,855
Atwater Wastewater Rev., 5.00%, 5/1/25 (AGM)	745,000	906,166
Atwater Wastewater Rev., 5.00%, 5/1/27 (AGM)	415,000	533,528
Atwater Wastewater Rev., 5.00%, 5/1/29 (AGM)	700,000	892,836
Atwater Wastewater Rev., 5.00%, 5/1/32 (AGM)	895,000	1,109,693
Bakersfield Wastewater Rev., 5.00%, 9/15/31(3)	1,355,000	1,856,350
Bakersfield Wastewater Rev., 5.00%, 9/15/32(3)	1,620,000	2,200,770
Bay Area Toll Authority Rev., 5.00%, 4/1/22, Prerefunded at 100% of Par(2)	7,185,000	7,814,837
Bay Area Toll Authority Rev., 5.00%, 4/1/22, Prerefunded at 100% of Par(2)	1,500,000	1,631,490
Bay Area Toll Authority Rev., 5.00%, 4/1/22, Prerefunded at 100% of Par(2)	3,500,000	3,806,810
Bay Area Toll Authority Rev., 4.00%, 4/1/29	3,000,000	3,534,720
Bay Area Toll Authority Rev., VRN, 2.00%, 4/1/34	2,000,000	2,007,160
Bay Area Toll Authority Rev., VRN, 1.39%, (MUNIPSA plus 1.25%), 4/1/36	4,000,000	3,891,000
Bay Area Toll Authority Rev., VRN, 1.24%, (MUNIPSA plus 1.10%), 4/1/45	3,750,000	3,737,850
Bay Area Toll Authority Rev., VRN, 2.625%, 4/1/45	15,000,000	15,889,650
Brea Redevelopment Agency Tax Allocation, Capital Appreciation, VRN, 0.00%, 8/1/33	1,500,000	1,578,975
Brea Redevelopment Agency Tax Allocation, Capital Appreciation, VRN, 0.00%, 8/1/34	1,785,000	1,873,125

California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/28	275,000	295,881
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/29	800,000	856,264
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/34	1,295,000	1,346,450
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/36	1,595,000	1,649,007
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.25%, 5/1/43	850,000	873,698
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 5.45%, 6/1/28	4,000,000	4,002,160
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/21	750,000	773,918
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/24	930,000	1,053,095
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/31 (GA: Brandman University)	1,455,000	1,488,392
California Educational Facilities Authority Rev., (Claremont McKenna College), 5.00%, 1/1/32	750,000	907,628
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/25	800,000	899,136
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/27	300,000	346,083
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/28	800,000	918,000
California Educational Facilities Authority Rev., (Loyola Marymount University), 5.00%, 10/1/34	490,000	583,472
California Educational Facilities Authority Rev., (Loyola Marymount University), 5.00%, 10/1/35	625,000	740,994
California Educational Facilities Authority Rev., (Loyola Marymount University), 5.00%, 10/1/37	745,000	876,448
California Educational Facilities Authority Rev., (University of San Francisco), 5.00%, 10/1/21(2)	365,000	386,703
California Educational Facilities Authority Rev., (University of San Francisco), 5.00%, 10/1/21(2)	385,000	407,892
California Educational Facilities Authority Rev., (University of Southern California), 5.00%, 10/1/25(2)	1,875,000	2,340,656
California Educational Facilities Authority Rev., (University of the Pacific), 5.00%, 11/1/33	1,500,000	1,695,420
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/22	3,000,000	3,315,390
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/23	2,150,000	2,461,793
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/24	1,450,000	1,714,422
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/26	3,000,000	3,611,250
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/27	6,000,000	7,170,120
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/31	2,700,000	3,175,092
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/32	400,000	468,172
California Health Facilities Financing Authority Rev., (Children's Hospital of Orange County Obligated Group), 5.00%, 11/1/30 (GA: Children's Healthcare of California)	700,000	926,184
California Health Facilities Financing Authority Rev., (Children's Hospital of Orange County Obligated Group), 5.00%, 11/1/31 (GA: Children's Healthcare of California)	1,000,000	1,313,250
California Health Facilities Financing Authority Rev., (Children's Hospital of Orange County Obligated Group), 5.00%, 11/1/32 (GA: Children's Healthcare of California)	1,200,000	1,563,876
California Health Facilities Financing Authority Rev., (Children's Hospital of Orange County Obligated Group), 5.00%, 11/1/33 (GA: Children's Healthcare of California)	1,300,000	1,685,125
California Health Facilities Financing Authority Rev., (El Camino Hospital), 5.00%, 2/1/24	1,200,000	1,374,408
California Health Facilities Financing Authority Rev., (El Camino Hospital), 5.00%, 2/1/25	500,000	589,900
California Health Facilities Financing Authority Rev., (Kaiser Foundation Hospitals), VRN, 5.00%, 8/1/31	2,200,000	2,419,978
California Health Facilities Financing Authority Rev., (Lucile Salter Packard Children's Hospital at Stanford Obligated Group), 5.00%, 8/15/25	5,855,000	6,350,801
California Health Facilities Financing Authority Rev., (Marshall Medical Center), 4.00%, 11/1/40 (California Mortgage Insurance)	2,000,000	2,297,700
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), 5.00%, 7/1/37	1,070,000	1,174,956
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), VRN, 2.00%, 10/1/36	3,500,000	3,645,250
California Health Facilities Financing Authority Rev., (Stanford Health Care Obligated Group), 5.00%, 11/15/20, Prerefunded at 100% of Par(2)	2,000,000	2,043,980
California Health Facilities Financing Authority Rev., (Stanford Health Care Obligated Group), 5.00%, 11/15/22	1,000,000	1,107,720
California Health Facilities Financing Authority Rev., (Stanford Health Care Obligated Group), 5.00%, 11/15/25	2,500,000	3,054,650
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 8/15/22	1,650,000	1,736,757
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.25%, 8/15/22	2,830,000	2,909,919
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/22	2,250,000	2,474,955
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/26	1,500,000	1,833,525
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/29	2,000,000	2,359,360
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/30	1,750,000	2,055,550

California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/31	1,500,000	1,753,695
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/32	2,000,000	2,372,000
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/38	5,890,000	6,840,469
California Housing Finance Rev., 4.00%, 3/20/33	21,366,512	21,835,507
California Housing Finance Rev., 4.25%, 1/15/35	5,544,382	5,744,866
California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/27	1,010,000	1,144,694
California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/28	1,205,000	1,363,964
California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/29	1,000,000	1,130,480
California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/30	1,370,000	1,546,785
California Infrastructure & Economic Development Bank Rev., (California Academy of Sciences), VRN, 0.50%, (70% of the 1-month LIBOR plus 0.38%), 8/1/47	9,000,000	8,830,800
California Infrastructure & Economic Development Bank Rev., (California Science Center Foundation), 5.00%, 5/1/28	800,000	960,248
California Infrastructure & Economic Development Bank Rev., (California Science Center Foundation), 5.00%, 5/1/29	1,250,000	1,494,288
California Infrastructure & Economic Development Bank Rev., (California Science Center Foundation), 5.00%, 5/1/30	1,000,000	1,189,580
California Infrastructure & Economic Development Bank Rev., (California Science Center Foundation), 5.00%, 5/1/31	800,000	978,688
California Infrastructure & Economic Development Bank Rev., (California State Teachers' Retirement System), 5.00%, 8/1/34	650,000	827,931
California Infrastructure & Economic Development Bank Rev., (California State Teachers' Retirement System), 5.00%, 8/1/35	1,000,000	1,267,650
California Infrastructure & Economic Development Bank Rev., (California State Teachers' Retirement System), 5.00%, 8/1/36	2,250,000	2,839,567
California Infrastructure & Economic Development Bank Rev., (California State Teachers' Retirement System), 5.00%, 8/1/37	1,100,000	1,383,382
California Infrastructure & Economic Development Bank Rev., (California State Teachers' Retirement System), 5.00%, 8/1/38	1,175,000	1,470,748
California Infrastructure & Economic Development Bank Rev., (California State Teachers' Retirement System), 5.00%, 8/1/39	1,200,000	1,497,888
California Infrastructure & Economic Development Bank Rev., (Museum Associates), VRN, 0.77%, (70% of the 1-month LIBOR plus 0.65%), 12/1/50	5,000,000	4,954,850
California Infrastructure & Economic Development Bank Rev., (Segerstrom Center for the Arts), 5.00%, 1/1/25	3,500,000	3,565,415
California Municipal Finance Authority Rev., (Anaheim Electric System Revenue), VRN, 0.49%, (MUNIPSA plus 0.35%), 10/1/45	3,500,000	3,500,000
California Municipal Finance Authority Rev., (Azusa Pacific University), 8.00%, 4/1/21, Prerefunded at 100% of Par(2)(4)	665,000	707,733
California Municipal Finance Authority Rev., (Azusa Pacific University), 5.00%, 4/1/27	1,165,000	1,226,629
California Municipal Finance Authority Rev., (Azusa Pacific University), 5.00%, 4/1/41	500,000	501,110
California Municipal Finance Authority Rev., (California Baptist University), 5.00%, 11/1/36(4)	1,000,000	1,021,960
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/27	300,000	343,707
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/28	150,000	174,114
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/29	225,000	259,207
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/30	225,000	256,372
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/31	200,000	226,408
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/32	225,000	252,621
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/33	225,000	251,361
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/34	250,000	277,575
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/35	225,000	248,747
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/36	250,000	275,135
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/37	275,000	301,914
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/38	300,000	327,975
California Municipal Finance Authority Rev., (Capital Facilities Development Corp.), 5.00%, 6/1/36	5,650,000	6,819,719
California Municipal Finance Authority Rev., (Capital Facilities Development Corp.), 5.00%, 6/1/38	4,015,000	4,804,068
California Municipal Finance Authority Rev., (Channing House), 5.00%, 5/15/35 (California Mortgage Insurance)	1,000,000	1,195,020

California Municipal Finance Authority Rev., (Chevron Corp.), VRDN, 0.04%, 6/1/20 (GA: Chevron Corp.)	1,500,000	1,500,000
California Municipal Finance Authority Rev., (Chevron USA, Inc.), VRDN, 0.04%, 6/1/20 (GA: Chevron Corp.)	665,000	665,000
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/32 (BAM-TCRS)	3,000,000	3,461,730
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/37	8,000,000	8,771,760
California Municipal Finance Authority Rev., (CHF-Riverside I LLC), 5.00%, 5/15/36	750,000	826,028
California Municipal Finance Authority Rev., (CHF-Riverside I LLC), 5.00%, 5/15/37	1,755,000	1,924,200
California Municipal Finance Authority Rev., (CHF-Riverside I LLC), 5.00%, 5/15/39	1,535,000	1,675,253
California Municipal Finance Authority Rev., (CHF-Riverside I LLC), 5.00%, 5/15/40	1,520,000	1,654,794
California Municipal Finance Authority Rev., (Clinicas del Camino Real Incorporated), 4.00%, 3/1/30	785,000	917,602
California Municipal Finance Authority Rev., (Clinicas del Camino Real Incorporated), 4.00%, 3/1/31	1,635,000	1,881,771
California Municipal Finance Authority Rev., (Clinicas del Camino Real Incorporated), 4.00%, 3/1/32	1,700,000	1,940,448
California Municipal Finance Authority Rev., (Clinicas del Camino Real Incorporated), 4.00%, 3/1/34	1,240,000	1,388,378
California Municipal Finance Authority Rev., (Clinicas del Camino Real Incorporated), 4.00%, 3/1/35	500,000	557,175
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/22	1,000,000	1,063,250
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/23	520,000	571,875
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/25	1,925,000	2,228,264
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/26	1,000,000	1,180,020
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/27	545,000	626,554
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/28	1,075,000	1,273,993
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/28	735,000	839,150
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/29	4,130,000	4,875,217
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/29	1,000,000	1,138,420
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/30	2,680,000	3,148,303
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/32	1,100,000	1,278,244
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/33	3,940,000	4,553,852
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/40	1,420,000	1,559,458
California Municipal Finance Authority Rev., (Congregational Home Obligated Group), 4.00%, 11/15/21	270,000	272,006
California Municipal Finance Authority Rev., (Congregational Home Obligated Group), 4.00%, 11/15/22	280,000	282,668
California Municipal Finance Authority Rev., (Congregational Home Obligated Group), 4.00%, 11/15/24	605,000	610,893
California Municipal Finance Authority Rev., (Congregational Home Obligated Group), 4.00%, 11/15/27	300,000	300,570
California Municipal Finance Authority Rev., (Congregational Home Obligated Group), 4.00%, 11/15/29	740,000	735,960
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/24	2,045,000	2,328,498
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/26	2,260,000	2,673,942
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/29	2,100,000	2,496,060
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/30	1,000,000	1,182,200
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/31	1,000,000	1,175,740
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/31	1,335,000	1,569,613
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/34	1,500,000	1,729,545
California Municipal Finance Authority Rev., (Emerson College), 5.75%, 1/1/22, Prerefunded at 100% of Par(2)	2,250,000	2,439,472
California Municipal Finance Authority Rev., (Emerson College), 6.00%, 1/1/22, Prerefunded at 100% of Par(2)	3,000,000	3,262,410
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/29	1,350,000	1,520,222
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/31	1,480,000	1,647,432

California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/33	1,040,000	1,142,783
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/34	1,000,000	1,095,270
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/35	1,065,000	1,163,150
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/36	720,000	784,274
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/37	1,000,000	1,085,650
California Municipal Finance Authority Rev., (HumanGood California Obligated Group), 4.00%, 10/1/36	1,750,000	1,665,055
California Municipal Finance Authority Rev., (HumanGood California Obligated Group), 4.00%, 10/1/37	2,840,000	2,680,051
California Municipal Finance Authority Rev., (HumanGood California Obligated Group), 4.00%, 10/1/38	2,750,000	2,576,200
California Municipal Finance Authority Rev., (HumanGood California Obligated Group), 4.00%, 10/1/39	2,750,000	2,553,402
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 3.00%, 11/1/20	1,000,000	1,005,700
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 3.00%, 11/1/21	1,680,000	1,706,258
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 4.00%, 11/1/22	1,000,000	1,047,650
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.25%, 11/1/36	1,500,000	1,670,910
California Municipal Finance Authority Rev., (Northern California Retired Officers Community), 2.00%, 7/1/24 (California Mortgage Insurance)	4,000,000	4,016,000
California Municipal Finance Authority Rev., (Orange County), 5.00%, 6/1/37	2,990,000	3,559,386
California Municipal Finance Authority Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/34	300,000	316,608
California Municipal Finance Authority Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/40	1,000,000	1,044,920
California Municipal Finance Authority Rev., (University of La Verne), 5.00%, 6/1/25	700,000	803,292
California Municipal Finance Authority Rev., (University of La Verne), 5.00%, 6/1/26	1,000,000	1,167,590
California Municipal Finance Authority Rev., (University of La Verne), 5.00%, 6/1/28	1,000,000	1,183,810
California Municipal Finance Authority Rev., (University of San Diego), 5.00%, 10/1/33	335,000	416,462
California Municipal Finance Authority Rev., (University of San Diego), 5.00%, 10/1/34	375,000	464,419
California Municipal Finance Authority Rev., (University of San Diego), 5.00%, 10/1/35	400,000	493,004
California Municipal Finance Authority Rev., (University of San Diego), 5.00%, 10/1/36	1,000,000	1,227,220
California Municipal Finance Authority Rev., (University of San Diego), 5.00%, 10/1/38	1,375,000	1,676,221
California Municipal Finance Authority Rev., (University of San Diego), 5.00%, 10/1/39	840,000	1,021,339
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/20	400,000	401,092
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/21	790,000	804,544
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/23	765,000	796,258
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/25	1,455,000	1,532,610
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/26	1,530,000	1,616,200
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/29	1,000,000	1,060,280
California Pollution Control Financing Authority Rev., (San Diego County Water Authority), 5.00%, 7/1/39(4)	4,000,000	4,422,560
California Public Finance Authority Rev., (Henry Mayo Newhall Memorial Hospital), 5.00%, 10/15/33	500,000	558,000
California Public Finance Authority Rev., (Henry Mayo Newhall Memorial Hospital), 5.00%, 10/15/37	1,000,000	1,099,360
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 3.00%, 7/1/20(4)	1,115,000	1,117,052
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 5.00%, 7/1/46	7,000,000	7,366,730
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/46(4)	1,200,000	1,246,896
California School Finance Authority Rev., (Fenton Charter Public Schools), 4.00%, 7/1/30(4)	600,000	602,556
California School Finance Authority Rev., (Fenton Charter Public Schools), 5.00%, 7/1/40(4)	960,000	977,722
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/21(4)	100,000	105,047
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/22(4)	165,000	173,656
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/23(4)	175,000	187,742
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/24(4)	160,000	174,504
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/25(4)	150,000	165,585
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/26(4)	150,000	166,922
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/27(4)	160,000	179,403
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/28(4)	190,000	214,710
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/26(4)	500,000	522,445
California School Finance Authority Rev., (Rocketship Education Obligated Group), 4.50%, 6/1/27(4)	380,000	387,402
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/34(4)	670,000	671,018
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.125%, 6/1/47(4)	635,000	625,412
California School Finance Authority Rev., (TEACH, Inc. Obligated Group), 5.00%, 6/1/29(4)	290,000	305,643

California School Finance Authority Rev., (TEACH, Inc. Obligated Group), 5.00%, 6/1/39(4)	740,000	754,193
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/24	705,000	752,940
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/25	745,000	801,352
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/26	780,000	837,174
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/27	820,000	879,573
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/28	865,000	925,316
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/29	905,000	958,142
California State Public Works Board Rev., 5.00%, 4/1/21	3,000,000	3,117,900
California State Public Works Board Rev., 5.00%, 9/1/22, Prerefunded at 100% of Par(2)	1,000,000	1,108,760
California State Public Works Board Rev., 5.00%, 4/1/23	2,000,000	2,170,040
California State Public Works Board Rev., 5.25%, 12/1/26	3,000,000	3,219,030
California State Public Works Board Rev., (California State University), 5.00%, 9/1/23, Prerefunded at 100% of Par(2)	1,865,000	2,154,597
California State Public Works Board Rev., (State of California Department of Corrections & Rehabilitation), 5.00%, 9/1/25	5,000,000	5,923,150
California State Public Works Board Rev., (State of California Department of Corrections & Rehabilitation), 5.00%, 11/1/29	5,000,000	6,730,300
California State Public Works Board Rev., (State of California Department of Corrections & Rehabilitation), 5.00%, 11/1/30	2,500,000	3,336,500
California State Public Works Board Rev., (State of California Department of General Services), 5.00%, 5/1/27	5,000,000	6,014,300
California State University Rev., 5.00%, 11/1/20	1,250,000	1,275,238
California State University Rev., 5.00%, 11/1/21, Prerefunded at 100% of Par(2)	1,300,000	1,384,994
California State University Rev., 5.00%, 11/1/21	1,000,000	1,068,330
California State University Rev., 5.00%, 11/1/24	3,700,000	3,948,233
California State University Rev., 5.00%, 11/1/28	2,000,000	2,567,500
California State University Rev., 5.00%, 11/1/28	500,000	669,740
California State University Rev., 5.00%, 11/1/29	1,000,000	1,277,540
California State University Rev., 5.00%, 11/1/29	500,000	683,720
California State University Rev., 5.00%, 11/1/30	3,000,000	3,809,850
California State University Rev., 5.00%, 11/1/30	600,000	813,456
California State University Rev., 5.00%, 11/1/31	2,900,000	3,661,685
California State University Rev., 5.00%, 11/1/31	390,000	523,957
California State University Rev., 5.00%, 11/1/32	1,750,000	2,070,057
California State University Rev., 4.00%, 11/1/34	10,000,000	11,392,000
California State University Rev., 5.00%, 11/1/36	5,105,000	6,177,305
California State University Rev., 4.00%, 11/1/38	2,865,000	3,223,555
California State University Rev., VRN, 4.00%, 11/1/51	4,000,000	4,389,840
California Statewide Communities Development Authority COP, (Salinas), 5.00%, 12/1/31 (AGM)	1,155,000	1,487,016
California Statewide Communities Development Authority COP, (Salinas), 5.00%, 12/1/34 (AGM)	1,340,000	1,702,550
California Statewide Communities Development Authority COP, (Salinas), 5.00%, 12/1/38 (AGM)	1,000,000	1,255,100
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/23	1,190,000	1,315,938
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/24	800,000	912,640
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/25	750,000	879,675
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/26	1,000,000	1,197,060
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/27	1,590,000	1,894,405
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/31	740,000	906,589
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/32	900,000	1,095,291
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/33	1,250,000	1,512,038

California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/34	1,000,000	1,205,380
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/35	715,000	823,752
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/35	1,475,000	1,771,136
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), VRN, 5.00%, 3/1/37	6,000,000	6,941,640
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/22	2,000,000	2,086,520
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/23	1,000,000	1,062,500
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/24	1,000,000	1,079,820
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/25	1,925,000	2,107,432
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/28	2,050,000	2,245,037
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/29	1,000,000	1,105,490
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/29	1,250,000	1,364,688
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/30	1,940,000	2,107,053
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/34	2,220,000	2,391,229
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/21	1,000,000	1,051,000
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/22	300,000	320,802
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/22	475,000	518,691
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/23	300,000	329,481
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/23	600,000	658,962
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/24	750,000	842,880
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/25	300,000	343,548
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/25	800,000	895,848
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/26	325,000	377,413
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/27	1,880,000	2,081,705
California Statewide Communities Development Authority Rev., (Cottage Health System Obligated Group), 5.25%, 11/1/20, Prerefunded at 100% of Par(2)	1,000,000	1,021,130
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 5.00%, 4/1/24	210,000	240,757
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 5.00%, 4/1/25	275,000	323,532
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 5.00%, 4/1/30	145,000	173,623
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 5.00%, 4/1/31	125,000	148,891
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 4.00%, 4/1/32	185,000	204,832
California Statewide Communities Development Authority Rev., (Hebrew Home for Aged Disabled), 3.50%, 11/1/21 (California Mortgage Insurance)	795,000	827,985
California Statewide Communities Development Authority Rev., (HumanGood California Obligated Group), 5.00%, 10/1/22	1,065,000	1,126,600
California Statewide Communities Development Authority Rev., (Kaiser Foundation Hospitals), 5.00%, 4/1/42	8,400,000	8,888,460
California Statewide Communities Development Authority Rev., (Kaiser Foundation Hospitals), VRN, 5.00%, 4/1/38	5,000,000	6,476,600
California Statewide Communities Development Authority Rev., (Kaiser Foundation Hospitals), VRN, 5.00%, 4/1/45	5,975,000	7,739,537
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 4.00%, 6/1/21(4)	1,840,000	1,840,092
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 4.00%, 6/1/26(4)	3,000,000	2,951,310
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 5.00%, 6/1/34(4)	375,000	377,974
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 5.00%, 6/1/39(4)	475,000	468,697

California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/26(4)	5,000,000	5,363,650
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/33(4)	1,000,000	1,033,180
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/36(4)	6,500,000	6,714,045
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.25%, 12/1/44	1,085,000	1,115,771
California Statewide Communities Development Authority Rev., (Marin General Hospital Obligated Group), 5.00%, 8/1/30	500,000	615,520
California Statewide Communities Development Authority Rev., (Marin General Hospital Obligated Group), 5.00%, 8/1/32	675,000	817,830
California Statewide Communities Development Authority Rev., (Marin General Hospital Obligated Group), 5.00%, 8/1/33	450,000	542,376
California Statewide Communities Development Authority Rev., (Marin General Hospital Obligated Group), 5.00%, 8/1/34	625,000	751,050
California Statewide Communities Development Authority Rev., (Marin General Hospital Obligated Group), 5.00%, 8/1/35	725,000	867,651
California Statewide Communities Development Authority Rev., (Marin General Hospital Obligated Group), 5.00%, 8/1/36	700,000	834,561
California Statewide Communities Development Authority Rev., (Marin General Hospital Obligated Group), 5.00%, 8/1/37	500,000	594,330
California Statewide Communities Development Authority Rev., (Marin General Hospital Obligated Group), 5.00%, 8/1/38	500,000	592,710
California Statewide Communities Development Authority Rev., (Methodist Hospital of Southern California Obligated Group), 5.00%, 1/1/33	2,000,000	2,338,220
California Statewide Communities Development Authority Rev., (Methodist Hospital of Southern California Obligated Group), 5.00%, 1/1/35	5,175,000	5,982,248
California Statewide Communities Development Authority Rev., (Methodist Hospital of Southern California Obligated Group), 5.00%, 1/1/36	4,560,000	5,250,475
California Statewide Communities Development Authority Rev., (Methodist Hospital of Southern California Obligated Group), 5.00%, 1/1/38	3,825,000	4,376,909
California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 5.00%, 10/1/28	1,000,000	1,199,870
California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 5.00%, 10/1/29	600,000	716,772
California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 5.00%, 10/1/31	870,000	1,023,172
California Statewide Communities Development Authority Rev., (Southern California Edison Co.), VRN, 2.625%, 11/1/33	4,750,000	4,915,300
California Statewide Communities Development Authority Rev., (Viamonte Senior Living 1, Inc.), 3.00%, 7/1/26 (California Mortgage Insurance)	2,750,000	2,769,497
California Statewide Communities Development Authority Rev., (Viamonte Senior Living 1, Inc.), 3.00%, 7/1/27 (California Mortgage Insurance)	1,500,000	1,509,960
California Statewide Communities Development Authority Special Tax, 4.25%, 9/1/21	1,050,000	1,078,035
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/27	875,000	979,668
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/37	2,225,000	2,506,040
Carson Public Financing Authority Rev., (Carson Reassessment District No. 2001-1), 5.00%, 9/2/24	1,400,000	1,599,010
Carson Public Financing Authority Rev., (Carson Reassessment District No. 2001-1), 5.00%, 9/2/31	1,000,000	1,239,990
Carson Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/20 (AGM)	785,000	796,885
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/28 (AGM)	1,190,000	1,382,673
Chaffey Joint Union High School District GO, 5.00%, 8/1/23, Prerefunded at 100% of Par(2)	3,125,000	3,597,844
Chaffey Joint Union High School District GO, 5.00%, 8/1/23, Prerefunded at 100% of Par(2)	1,220,000	1,404,598
Chino Hills Financing Authority Special Tax, 3.00%, 9/1/20	640,000	644,570
Chino Hills Financing Authority Special Tax, 4.00%, 9/1/21	500,000	523,460
Chino Hills Financing Authority Special Tax, 4.00%, 9/1/22	500,000	535,465
Chino Hills Financing Authority Special Tax, 4.00%, 9/1/23	500,000	548,760
City & County of San Francisco GO, 5.00%, 6/15/25	1,880,000	2,153,145
Clovis Unified School District GO, Capital Appreciation, 0.00%, 8/1/24 (NATL)(1)	5,935,000	5,754,398

Commerce Community Development Commission Successor Agency Tax Allocation, 5.00%, 8/1/20	915,000	922,064
Commerce Community Development Commission Successor Agency Tax Allocation, 5.00%, 8/1/21	500,000	527,040
Commerce Community Development Commission Successor Agency Tax Allocation, 5.00%, 8/1/22	350,000	379,708
Commerce Community Development Commission Successor Agency Tax Allocation, 5.00%, 8/1/23 (AGM)	600,000	683,886
Compton Unified School District COP, 4.00%, 6/1/34 (BAM)	575,000	663,843
Compton Unified School District COP, 4.00%, 6/1/36 (BAM)	730,000	835,324
Compton Unified School District COP, 4.00%, 6/1/38 (BAM)	1,025,000	1,164,984
Contra Costa Transportation Authority Rev., 5.00%, 3/1/29	1,000,000	1,263,960
Contra Costa Transportation Authority Rev., 5.00%, 3/1/30	1,250,000	1,572,038
Contra Costa Transportation Authority Rev., 5.00%, 3/1/31	1,000,000	1,251,060
Davis Redevelopment Successor Agency Tax Allocation, 5.00%, 9/1/29	660,000	861,920
Davis Redevelopment Successor Agency Tax Allocation, 5.00%, 9/1/31	500,000	641,425
Davis Redevelopment Successor Agency Tax Allocation, 5.00%, 9/1/32	1,000,000	1,272,970
Davis Redevelopment Successor Agency Tax Allocation, 4.00%, 9/1/33	600,000	700,248
Del Mar Race Track Authority Rev., 4.00%, 10/1/20	1,330,000	1,329,973
Del Mar Race Track Authority Rev., 5.00%, 10/1/35	660,000	631,996
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/30	225,000	255,870
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/31	250,000	280,260
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/32	275,000	305,157
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/33	265,000	292,316
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/34	300,000	328,926
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/35	500,000	543,420
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/37	1,350,000	1,447,659
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/39	1,290,000	1,376,159
Desert Sands Unified School District GO, 5.00%, 8/1/39	1,750,000	2,147,355
East Bay Municipal Utility District Wastewater System Rev., 5.00%, 6/1/38	1,700,000	2,490,483
East Bay Municipal Utility District Water System Rev., 5.00%, 6/1/32	1,000,000	1,325,930
East Bay Municipal Utility District Water System Rev., 5.00%, 6/1/34	1,000,000	1,309,000
East Side Union High School District GO, 5.00%, 8/1/21 (BAM)	1,600,000	1,689,232
East Side Union High School District GO, 5.00%, 8/1/25 (BAM)	1,000,000	1,226,660
East Side Union High School District GO, 5.00%, 8/1/25	1,405,000	1,540,807
East Side Union High School District GO, 5.00%, 8/1/26 (BAM)	1,080,000	1,360,249
East Side Union High School District GO, 5.00%, 8/1/27 (BAM)	1,150,000	1,486,674
Elk Grove Finance Authority Special Tax, 5.00%, 9/1/30	1,200,000	1,378,392
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 19), 5.00%, 9/1/39	875,000	955,614
Fontana Special Tax, (Fontana Community Facilities District No. 22), 5.00%, 9/1/20	545,000	549,687
Fontana Special Tax, (Fontana Community Facilities District No. 22), 5.00%, 9/1/22	520,000	560,440
Fontana Special Tax, (Fontana Community Facilities District No. 22), 5.00%, 9/1/24	575,000	654,919
Fontana Special Tax, (Fontana Community Facilities District No. 31), 4.00%, 9/1/28	750,000	832,050
Fontana Special Tax, (Fontana Community Facilities District No. 31), 4.00%, 9/1/29	555,000	612,565
Fontana Special Tax, (Fontana Community Facilities District No. 31), 4.00%, 9/1/30	1,110,000	1,215,339
Fontana Special Tax, (Fontana Community Facilities District No. 31), 4.00%, 9/1/31	925,000	1,004,966
Fontana Special Tax, (Fontana Community Facilities District No. 31), 4.00%, 9/1/32	1,000,000	1,079,230
Fontana Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/29	2,100,000	2,588,775
Fontana Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/32	1,495,000	1,800,294
Foothill-Eastern Transportation Corridor Agency Rev., 6.25%, 1/15/33	3,750,000	4,239,337
Foothill-Eastern Transportation Corridor Agency Rev., 6.50%, 1/15/43	500,000	564,705

Foothill-Eastern Transportation Corridor Agency Rev., 5.75%, 1/15/46	1,000,000	1,105,650
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/33(1)	750,000	486,413
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/42(1)	6,070,000	2,658,174
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, VRN, 0.00%, 1/15/42	2,300,000	2,411,228
Foothill-Eastern Transportation Corridor Agency Rev., VRN, 5.50%, 1/15/53	10,000,000	10,579,100
Fremont Union High School District GO, 5.00%, 8/1/32	3,260,000	4,101,015
Fremont Union High School District GO, 5.00%, 8/1/33	750,000	938,805
Fremont Union High School District GO, 5.00%, 8/1/34	660,000	823,284
Fremont Union High School District GO, 4.00%, 8/1/35	1,250,000	1,455,400
Fresno Joint Powers Financing Authority Rev., 5.00%, 4/1/24 (AGM)	1,350,000	1,561,478
Fresno Joint Powers Financing Authority Rev., 5.00%, 4/1/26 (AGM)	1,650,000	2,017,884
Fresno Joint Powers Financing Authority Rev., 5.00%, 4/1/28 (AGM)	1,400,000	1,743,056
Fresno Joint Powers Financing Authority Rev., 5.00%, 4/1/29 (AGM)	1,000,000	1,239,770
Fresno Joint Powers Financing Authority Rev., 5.00%, 4/1/30 (AGM)	1,350,000	1,665,117
Garden Grove Agency Community Development Successor Agency Tax Allocation, 5.00%, 10/1/22 (BAM)	500,000	552,270
Garden Grove Agency Community Development Successor Agency Tax Allocation, 5.00%, 10/1/23 (BAM)	500,000	573,340
Golden Empire Schools Financing Authority Rev., (Kern High School District), 5.00%, 5/1/21	3,000,000	3,123,480
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/20	1,000,000	1,000,000
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/20	1,000,000	1,000,000
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/21	1,000,000	1,044,190
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/22	2,070,000	2,224,339
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/23	3,000,000	3,324,330
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/24	7,435,000	8,481,328
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/26	6,000,000	7,128,180
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/27	7,960,000	9,592,755
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/28	2,000,000	2,388,520
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/29	6,650,000	7,395,930
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/30	1,000,000	1,109,400
Golden State Tobacco Securitization Corp. Rev., 3.50%, 6/1/36	12,520,000	12,550,048
Golden State Tobacco Securitization Corp. Rev., Capital Appreciation, 0.00%, 6/1/25 (AGM)(1)	3,000,000	2,861,010
Grossmont-Cuyamaca Community College District GO, 5.25%, 8/1/27	750,000	860,483
Hayward Area Recreation & Park District COP, 5.125%, 1/1/24, Prerefunded at 100% of Par(2)	2,750,000	3,222,202
Hayward Unified School District GO, 4.00%, 8/1/36 (BAM)	1,000,000	1,164,310
Hayward Unified School District GO, 4.00%, 8/1/37 (BAM)	1,000,000	1,160,520
Hayward Unified School District GO, 4.00%, 8/1/38 (BAM)	1,000,000	1,152,990
Hayward Unified School District GO, 4.00%, 8/1/39 (BAM)	2,360,000	2,714,071
Hayward Unified School District GO, 4.00%, 8/1/40 (BAM)	3,000,000	3,423,840
Hesperia Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/33 (AGM)	4,195,000	5,233,766
Huntington Beach Union High School District GO, 5.00%, 8/1/26	3,030,000	3,450,564
Imperial Beach Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 6/1/35	600,000	701,970
Imperial Beach Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 6/1/36	835,000	971,948
Imperial Beach Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 6/1/37	1,055,000	1,223,220
Imperial Beach Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 6/1/38	1,070,000	1,236,192
Imperial Beach Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 6/1/39	1,000,000	1,151,580
Imperial Beach Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 6/1/40	600,000	689,478
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/30	440,000	574,631
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/31	400,000	517,896
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/32	525,000	674,793
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/33	1,000,000	1,278,740
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/34	1,100,000	1,401,257
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/35	1,520,000	1,927,314
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/36	1,015,000	1,214,143
Inglewood Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 5/1/22 (BAM)	350,000	380,030
Inglewood Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 5/1/23 (BAM)	1,000,000	1,129,400

Inglewood Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 5/1/25 (BAM)	1,500,000	1,812,345
Inglewood Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 5/1/38 (BAM)	500,000	599,885
Inglewood Unified School District GO, 4.00%, 8/1/21 (BAM)	400,000	417,468
Inglewood Unified School District GO, 5.00%, 8/1/29 (BAM)	235,000	289,750
Inglewood Unified School District GO, 5.00%, 8/1/31 (BAM)	500,000	610,485
Inglewood Unified School District GO, 5.00%, 8/1/32 (BAM)	500,000	609,160
Inglewood Unified School District GO, 5.00%, 8/1/34 (BAM)	300,000	363,516
Inglewood Unified School District GO, 5.00%, 8/1/35 (BAM)	855,000	1,034,336
Inglewood Unified School District GO, 5.00%, 8/1/37 (BAM)	500,000	602,580
Inland Valley Development Agency Tax Allocation, 5.25%, 9/1/37	1,665,000	1,838,809
Inland Valley Development Agency Tax Allocation, 5.00%, 9/1/44	1,765,000	1,917,902
Irvine Special Assessment, 5.00%, 9/2/26	1,500,000	1,856,535
Irvine Special Tax, 5.00%, 9/1/39	1,000,000	1,086,600
Irvine Unified School District Special Tax, 5.00%, 9/1/21	1,500,000	1,570,740
Irvine Unified School District Special Tax, 5.00%, 9/1/23	1,135,000	1,268,726
Irvine Unified School District Special Tax, 5.00%, 9/1/25	1,330,000	1,565,237
Irvine Unified School District Special Tax, 5.00%, 9/1/26	640,000	768,064
Irvine Unified School District Special Tax, 5.00%, 9/1/29	360,000	454,846
Irvine Unified School District Special Tax, 5.00%, 9/1/31	350,000	435,099
Irvine Unified School District Special Tax, 5.00%, 9/1/31	1,840,000	2,346,405
Irvine Unified School District Special Tax, 4.00%, 9/1/33	2,110,000	2,419,009
Irvine Unified School District Special Tax, 5.00%, 9/1/33	400,000	488,716
Irvine Unified School District Special Tax, 4.00%, 9/1/35	1,000,000	1,134,730
Irvine Unified School District Special Tax, 4.00%, 9/1/36 (AGM)	1,500,000	1,690,515
Irvine Unified School District Special Tax, 4.00%, 9/1/36	1,320,000	1,489,290
Irvine Unified School District Special Tax, 4.00%, 9/1/37	570,000	624,686
Irvine Unified School District Special Tax, 4.00%, 9/1/37	1,355,000	1,521,543
Irvine Unified School District Special Tax, 4.00%, 9/1/40	690,000	748,208
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/23	625,000	706,963
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/24	680,000	792,159
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/25	1,000,000	1,164,490
Jurupa Unified School District GO, 5.00%, 8/1/37	1,075,000	1,324,680
La Quinta Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/20	1,045,000	1,057,624
La Quinta Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/31	4,265,000	4,918,014
La Verne COP, (Brethren Hillcrest Homes Obligated Group), 5.00%, 5/15/21	315,000	317,822
La Verne COP, (Brethren Hillcrest Homes Obligated Group), 5.00%, 5/15/22	225,000	229,223
La Verne COP, (Brethren Hillcrest Homes Obligated Group), 5.00%, 5/15/29	635,000	643,611
Lancaster Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/24 (AGM)	435,000	512,930
Lancaster Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/25 (AGM)	600,000	729,504
Long Beach Bond Finance Authority Rev., 5.00%, 11/15/35 (GA: Merrill Lynch & Co.)	1,920,000	2,539,738
Long Beach Bond Finance Authority Rev., 5.50%, 11/15/37 (GA: Merrill Lynch & Co.)	1,625,000	2,296,044
Long Beach Harbor Rev., 5.00%, 12/15/20	6,250,000	6,406,875
Long Beach Harbor Rev., 4.00%, 7/15/21	1,000,000	1,038,560
Long Beach Marina System Rev., 5.00%, 5/15/23	650,000	689,065
Long Beach Marina System Rev., 5.00%, 5/15/24	1,380,000	1,482,948
Long Beach Marina System Rev., 5.00%, 5/15/25	1,500,000	1,627,215
Long Beach Marina System Rev., 5.00%, 5/15/27	800,000	853,528
Long Beach Marina System Rev., 5.00%, 5/15/28	600,000	636,570
Long Beach Marina System Rev., 5.00%, 5/15/40	2,250,000	2,287,530
Long Beach Marina System Rev., 5.00%, 5/15/45	1,620,000	1,634,369
Long Beach Unified School District GO, 5.00%, 8/1/28	5,000,000	6,239,300
Los Alamitos Unified School District COP, Capital Appreciation, VRN, 0.00%, 8/1/42	3,200,000	3,499,680
Los Angeles Community College District GO, 5.00%, 8/1/21	20,000,000	21,142,000
Los Angeles Community College District GO, 5.00%, 6/1/26	2,115,000	2,675,369

Los Angeles Community College District GO, 4.00%, 8/1/37	3,000,000	3,407,670
Los Angeles Community College District GO, 4.00%, 8/1/38	10,000,000	11,332,600
Los Angeles County COP, 5.00%, 3/1/21	1,195,000	1,236,144
Los Angeles County COP, 5.00%, 3/1/22	1,000,000	1,079,820
Los Angeles County Metropolitan Transportation Authority Rev., 5.00%, 7/1/21	2,470,000	2,601,503
Los Angeles County Metropolitan Transportation Authority Rev., 5.00%, 7/1/32	8,000,000	10,348,880
Los Angeles County Sanitation Districts Financing Authority Rev., 5.00%, 10/1/23	2,855,000	3,304,577
Los Angeles County Sanitation Districts Financing Authority Rev., 5.00%, 10/1/26	2,700,000	3,348,891
Los Angeles Department of Airports Rev., 5.00%, 5/15/24	1,190,000	1,196,759
Los Angeles Department of Airports Rev., 5.00%, 5/15/26	1,500,000	1,785,420
Los Angeles Department of Airports Rev., 5.00%, 5/15/27	1,280,000	1,516,762
Los Angeles Department of Airports Rev., 5.00%, 5/15/33	1,350,000	1,641,317
Los Angeles Department of Airports Rev., 5.00%, 5/15/34	1,250,000	1,515,700
Los Angeles Department of Airports Rev., 5.00%, 5/15/35	1,500,000	1,812,015
Los Angeles Department of Airports Rev., 5.00%, 5/15/38	2,500,000	3,117,975
Los Angeles Department of Airports Rev., 5.00%, 5/15/39	6,170,000	7,672,889
Los Angeles Department of Airports Rev., 5.00%, 5/15/39	5,000,000	6,304,250
Los Angeles Department of Water Rev., 5.00%, 7/1/23	1,215,000	1,393,569
Los Angeles Department of Water Rev., 5.00%, 7/1/23	1,180,000	1,353,425
Los Angeles Department of Water Rev., 5.00%, 7/1/23	1,445,000	1,657,372
Los Angeles Department of Water Rev., 5.00%, 7/1/24	1,500,000	1,648,830
Los Angeles Department of Water Rev., 5.00%, 7/1/25	3,940,000	4,850,101
Los Angeles Department of Water Rev., 5.00%, 7/1/26	4,040,000	5,114,842
Los Angeles Department of Water Rev., 5.00%, 7/1/27	2,125,000	2,764,667
Los Angeles Department of Water Rev., 5.00%, 7/1/28	2,840,000	3,722,445
Los Angeles Department of Water Rev., 5.00%, 7/1/29	6,030,000	7,880,185
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/25	1,525,000	1,869,055
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/26	1,000,000	1,260,230
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/26	1,000,000	1,096,580
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/26	1,300,000	1,510,990
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/27	6,470,000	7,380,070
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/38	3,000,000	3,596,340
Los Angeles Department of Water & Power System Rev., VRDN, 0.06%, 6/1/20 (SBBPA: TD Bank N.A.)	300,000	300,000
Los Angeles Unified School District COP, 5.00%, 10/1/29	1,700,000	1,843,514
Los Angeles Unified School District GO, 5.00%, 7/1/21	3,000,000	3,154,020
Los Angeles Unified School District GO, 5.00%, 7/1/21	1,120,000	1,177,501
Los Angeles Unified School District GO, 5.00%, 7/1/24	5,140,000	5,391,654
Los Angeles Unified School District GO, 5.00%, 7/1/24	5,000,000	5,933,150
Los Angeles Unified School District GO, 5.00%, 7/1/26	2,500,000	3,122,700
Los Angeles Unified School District GO, 5.00%, 7/1/26	3,555,000	4,167,953
Los Angeles Unified School District GO, 5.25%, 7/1/26	4,000,000	4,015,800
Los Angeles Unified School District GO, 5.00%, 7/1/27	1,050,000	1,226,421
Los Angeles Wastewater System Rev., 5.00%, 6/1/35	1,500,000	1,914,255
M-S-R Energy Authority Rev., 7.00%, 11/1/34 (GA: Citigroup Global Markets)	1,000,000	1,466,900
M-S-R Energy Authority Rev., 7.00%, 11/1/34 (GA: Citigroup Global Markets)	5,880,000	8,625,372
M-S-R Energy Authority Rev., 6.50%, 11/1/39 (GA: Citigroup Global Markets)	1,180,000	1,769,693
M-S-R Energy Authority Rev., 6.50%, 11/1/39 (GA: Citigroup Global Markets)	1,425,000	2,137,129
Manhattan Beach Unified School District GO, Capital Appreciation, 0.00%, 9/1/29(1)	5,905,000	5,179,748
Manteca Redevelopment Agency Successor Agency Tax Allocation, (Manteca Amended and Merged Redevelopment Project Area), 4.00%, 10/1/31 (BAM)	400,000	497,584
Manteca Redevelopment Agency Successor Agency Tax Allocation, (Manteca Amended and Merged Redevelopment Project Area), 4.00%, 10/1/33 (BAM)	550,000	671,622
Manteca Redevelopment Agency Successor Agency Tax Allocation, (Manteca Amended and Merged Redevelopment Project Area), 4.00%, 10/1/35 (BAM)	600,000	725,874

Manteca Redevelopment Agency Successor Agency Tax Allocation, (Manteca Amended and Merged Redevelopment Project Area), 4.00%, 10/1/42 (BAM)	850,000	996,829
Menlo Park Community Development Agency Successor Agency Tax Allocation, 5.00%, 10/1/20	325,000	330,064
Metropolitan Water District of Southern California Rev., VRDN, 0.06%, 6/1/20 (SBBPA: PNC Bank N.A.)	3,000,000	3,000,000
Middle Fork Project Finance Authority Rev., 5.00%, 4/1/30	2,505,000	2,871,256
Middle Fork Project Finance Authority Rev., 5.00%, 4/1/31	3,895,000	4,404,933
Middle Fork Project Finance Authority Rev., 5.00%, 4/1/32	1,810,000	2,019,743
Milpitas Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/25	2,325,000	2,822,643
Milpitas Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/26	6,285,000	7,549,479
Modesto Irrigation District Rev., 5.00%, 10/1/30	2,000,000	2,609,940
Modesto Irrigation District Rev., 5.00%, 10/1/31	1,200,000	1,550,436
Modesto Irrigation District Rev., 5.00%, 10/1/35	2,215,000	2,785,872
Modesto Irrigation District Rev., 5.00%, 10/1/36	1,250,000	1,561,075
Municipal Improvement Corp. of Los Angeles Rev., 5.00%, 11/1/22	1,000,000	1,102,520
Municipal Improvement Corp. of Los Angeles Rev., 5.00%, 3/1/25	3,000,000	3,217,920
Municipal Improvement Corp. of Los Angeles Rev., 5.00%, 11/1/25	750,000	907,500
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 11/1/31	750,000	855,495
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 11/1/32	750,000	852,720
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 11/1/33	750,000	850,883
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 11/1/34	1,000,000	1,132,470
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 11/1/35	1,750,000	1,976,835
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 11/1/36	1,500,000	1,691,385
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 11/1/37	2,085,000	2,347,647
Murrieta Financing Authority Special Tax, 5.00%, 9/1/21	1,200,000	1,260,408
Napa Valley Community College District GO, Capital Appreciation, VRN, 0.00%, 8/1/22	5,745,000	6,054,311
Napa Valley Community College District GO, Capital Appreciation, VRN, 0.00%, 8/1/33	2,850,000	3,137,878
Napa Valley Community College District GO, Capital Appreciation, VRN, 0.00%, 8/1/34	1,500,000	1,645,830
Natomas Unified School District GO, 5.00%, 9/1/26 (BAM)	1,785,000	2,035,114
New Haven Unified School District GO, 4.00%, 8/1/37	165,000	191,486
New Haven Unified School District GO, 4.00%, 8/1/38	250,000	289,270
New Haven Unified School District GO, 4.00%, 8/1/39	200,000	230,820
New Haven Unified School District GO, 4.00%, 8/1/44	895,000	1,021,392
Newport Beach Rev., (Hoag Memorial Hospital / Newport Healthcare Obligated Group), 6.00%, 12/1/21, Prerefunded at 100% of Par(2)	2,000,000	2,172,380
Norman Y Mineta San Jose International Airport SJC Rev., 5.00%, 3/1/27	1,295,000	1,480,923
Norman Y Mineta San Jose International Airport SJC Rev., 5.00%, 3/1/28	1,500,000	1,711,800
Norman Y Mineta San Jose International Airport SJC Rev., 5.00%, 3/1/30	1,750,000	1,984,675
Norman Y Mineta San Jose International Airport SJC Rev., 5.00%, 3/1/31	1,000,000	1,130,180
Northern California Energy Authority Rev., VRN, 4.00%, 7/1/49 (GA: Goldman Sachs Group, Inc.)	13,300,000	14,532,245
Northern California Power Agency Rev., 5.00%, 7/1/26	1,750,000	1,909,810
Northern California Power Agency Rev., 5.00%, 7/1/27	2,000,000	2,182,200
Northern California Transmission Agency Rev., 5.00%, 5/1/28	1,000,000	1,222,630
Northern California Transmission Agency Rev., 5.00%, 5/1/29	1,000,000	1,217,980
Northern California Transmission Agency Rev., 5.00%, 5/1/30	1,855,000	2,243,122
Novato Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 9/1/36	1,825,000	2,102,053
Novato Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 9/1/37	1,900,000	2,180,592
Novato Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 9/1/38	1,420,000	1,624,395
Novato Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 9/1/39	1,475,000	1,682,636
Novato Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 9/1/40	1,465,000	1,667,360
Oakland Alameda County Coliseum Authority Rev., 5.00%, 2/1/25	4,065,000	4,328,371
Oakland Sewer Rev., 5.00%, 6/15/26	1,200,000	1,425,984
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/20	1,670,000	1,681,673
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/22	545,000	575,291
Oakland Unified School District / Alameda County GO, 5.50%, 8/1/22, Prerefunded at 100% of Par(2)	3,150,000	3,503,020

Oakland Unified School District / Alameda County GO, 5.00%, 8/1/23	1,400,000	1,578,766
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/25	3,700,000	4,407,477
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/25	650,000	774,287
Ontario Community Facilities District No. 24 Special Tax, 4.00%, 9/1/20	295,000	296,968
Ontario Community Facilities District No. 24 Special Tax, 4.00%, 9/1/21	285,000	294,382
Ontario Community Facilities District No. 24 Special Tax, 4.00%, 9/1/22	300,000	316,656
Ontario Community Facilities District No. 24 Special Tax, 4.00%, 9/1/23	60,000	64,472
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/24	315,000	342,783
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/25	325,000	355,969
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/26	340,000	375,163
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/29	230,000	248,927
Orange County Special Assessment, 3.00%, 9/2/25	285,000	321,808
Orange County Special Assessment, 5.00%, 9/2/26	600,000	761,304
Orange County Special Assessment, 5.00%, 9/2/28	600,000	805,620
Orange County Special Assessment, 5.00%, 9/2/30	875,000	1,144,106
Orange County Airport Rev., 5.00%, 7/1/24	1,470,000	1,696,498
Orange County Airport Rev., 5.00%, 7/1/25	1,000,000	1,185,000
Orange County Airport Rev., 5.00%, 7/1/26	1,000,000	1,212,020
Orange County Community Facilities District Special Tax, 5.00%, 8/15/28	1,960,000	2,090,203
Orange County Community Facilities District Special Tax, 5.00%, 8/15/29	2,000,000	2,323,180
Orange County Community Facilities District Special Tax, 5.00%, 8/15/30	2,220,000	2,559,438
Orange County Community Facilities District Special Tax, 5.00%, 8/15/32	2,575,000	2,923,552
Orange County Community Facilities District Special Tax, 5.00%, 8/15/35	975,000	1,076,234
Oroville Rev., (Oroville Hospital), 5.25%, 4/1/34	1,685,000	1,851,427
Oroville Rev., (Oroville Hospital), 5.25%, 4/1/39	3,500,000	3,737,125
Oxnard Financing Authority Rev., 5.00%, 6/1/25 (AGM)	2,000,000	2,350,400
Oxnard Financing Authority Rev., 5.00%, 6/1/26 (AGM)	3,690,000	4,312,983
Oxnard Financing Authority Rev., 5.00%, 6/1/28 (AGM)	1,515,000	1,761,854
Oxnard Financing Authority Rev., 5.00%, 6/1/32 (AGM)	2,500,000	2,865,225
Oxnard Financing Authority Rev., 5.00%, 6/1/33 (AGM)	1,000,000	1,142,400
Oxnard Gas Tax Rev., 4.00%, 9/1/32 (AGM)	1,045,000	1,236,653
Oxnard Gas Tax Rev., 4.00%, 9/1/35 (AGM)	575,000	665,269
Oxnard Gas Tax Rev., 4.00%, 9/1/37 (AGM)	500,000	573,840
Oxnard School District GO, VRN, 3.00%, 8/1/40 (AGM)	3,750,000	4,252,087
Palm Desert Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/30 (BAM)	350,000	431,844
Palmdale Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/28 (NATL)	2,150,000	2,558,328
Palmdale Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/29 (NATL)	2,075,000	2,451,882
Palmdale Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/30 (NATL)	1,215,000	1,424,843
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/20	535,000	543,565
Palomar Health COP, (Palomar Health Obligated Group), 5.25%, 11/1/20, Prerefunded at 100% of Par(2)	325,000	331,526
Palomar Health COP, (Palomar Health Obligated Group), 6.00%, 11/1/20, Prerefunded at 100% of Par(2)	1,870,000	1,913,178
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/22	770,000	840,008
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/25	650,000	766,948
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/26	475,000	572,028
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/27	720,000	884,678
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/32	4,000,000	4,693,800
Palomar Health GO, 5.00%, 8/1/23	1,900,000	2,083,844
Palomar Health GO, 5.00%, 8/1/28	1,340,000	1,532,839
Palomar Health GO, Capital Appreciation, VRN, 0.00%, 8/1/38 (AGC)	3,330,000	4,806,822
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/21	3,625,000	3,821,511
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/22	1,000,000	1,090,920
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/24	2,375,000	2,748,872
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/27	4,100,000	4,918,032
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/29	4,585,000	5,425,110

Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/39	4,080,000	4,569,192
Palos Verdes Peninsula Unified School District GO, 0.00%, 8/1/33(1)	2,600,000	2,114,268
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/31	1,045,000	1,276,509
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/32	785,000	951,640
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/36	300,000	354,336
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/37	435,000	512,012
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/38	550,000	645,337
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/39	1,210,000	1,416,039
Peralta Community College District GO, 5.00%, 8/1/22	2,145,000	2,355,253
Peralta Community College District GO, 5.00%, 8/1/25(3)	620,000	752,209
Peralta Community College District GO, 5.00%, 8/1/26(3)	550,000	684,354
Peralta Community College District GO, 5.00%, 8/1/27(3)	500,000	637,170
Perris Union High School District GO, 4.00%, 9/1/40 (AGM)	2,000,000	2,285,200
Pittsburg Successor Agency Redevelopment Agency Tax Allocation, 5.00%, 9/1/29 (AGM)	3,000,000	3,663,480
Pomona Unified School District GO, 6.55%, 8/1/29 (NATL)	1,000,000	1,314,000
Pomona Unified School District GO, 6.15%, 8/1/30 (NATL)	855,000	933,865
Port Commission of the City & County of San Francisco Rev., 5.00%, 3/1/31	775,000	1,046,374
Port Commission of the City & County of San Francisco Rev., 5.00%, 3/1/33	860,000	1,138,545
Port Commission of the City & County of San Francisco Rev., 5.00%, 3/1/35	400,000	524,384
Port Commission of the City & County of San Francisco Rev., 5.00%, 3/1/36	325,000	423,621
Port Commission of the City & County of San Francisco Rev., 4.00%, 3/1/37	325,000	387,641
Port Commission of the City & County of San Francisco Rev., 4.00%, 3/1/38	405,000	480,528
Port Commission of the City & County of San Francisco Rev., 4.00%, 3/1/40	1,310,000	1,539,237
Porterville Public Financing Authority Rev., 5.625%, 10/1/21, Prerefunded at 100% of Par(2)	4,000,000	4,293,200
Poway Unified School District GO, Capital Appreciation, 0.00%, 8/1/41(1)	4,890,000	2,928,670
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/31	1,645,000	2,049,390
Rancho Santa Fe Community Services District Special Tax, 5.125%, 9/1/21, Prerefunded at 100% of Par(2)	790,000	838,340
Rancho Santa Fe Community Services District Special Tax, 5.25%, 9/1/21, Prerefunded at 100% of Par(2)	1,300,000	1,381,562
Rancho Santa Fe Community Services District Special Tax, 5.375%, 9/1/21, Prerefunded at 100% of Par(2)	1,410,000	1,500,663
Redding Electric System Rev., 5.00%, 6/1/28	1,000,000	1,296,620
Redding Electric System Rev., 5.00%, 6/1/29	1,250,000	1,608,538
Redding Electric System Rev., 5.00%, 6/1/30	1,250,000	1,594,975
Regents of the University of California Medical Center Pooled Rev., 5.00%, 5/15/33	3,015,000	3,571,026
Regents of the University of California Medical Center Pooled Rev., 5.00%, 5/15/34	2,000,000	2,363,360
Rio Elementary School District Community Facilities District Special Tax, 5.00%, 9/1/24	700,000	798,525
Riverside County Redevelopment Successor Agency Tax Allocation, 6.50%, 10/1/20, Prerefunded at 100% of Par(2)	1,560,000	1,592,136
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/28(1)	1,000,000	776,280
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/30(1)	1,000,000	718,970
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/31(1)	1,555,000	1,076,184
Riverside Sewer Rev., 5.00%, 8/1/25	1,630,000	1,997,581
Riverside Sewer Rev., 5.00%, 8/1/26	3,400,000	4,137,698
Riverside Sewer Rev., 5.00%, 8/1/35	3,750,000	4,789,312
Riverside Sewer Rev., 5.00%, 8/1/37	3,265,000	4,139,791
Riverside Water Rev., 5.00%, 10/1/36	7,185,000	9,352,643
Riverside Water Rev., 5.00%, 10/1/37	7,295,000	9,449,870
Romoland School District Special Tax, 4.00%, 9/1/21	1,035,000	1,069,600
Romoland School District Special Tax, 5.00%, 9/1/22	1,140,000	1,231,029
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1, 5.00%, 9/1/36	1,000,000	1,123,190
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1, 5.00%, 9/1/37	1,100,000	1,231,736
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1, 5.00%, 9/1/38	1,000,000	1,116,550
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/25	750,000	876,870
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/26	1,075,000	1,276,745

Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/28	1,025,000	1,233,434
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/30	1,390,000	1,644,162
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/31	1,000,000	1,168,800
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/32	1,250,000	1,448,350
Roseville Special Tax, (Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/34	1,050,000	1,201,379
Roseville Water Utility COP, 5.00%, 12/1/26	1,690,000	2,103,391
Roseville Water Utility COP, 5.00%, 12/1/27	2,250,000	2,794,837
Sacramento Area Flood Control Agency Special Assessment, 4.00%, 10/1/39	2,445,000	2,908,596
Sacramento Area Flood Control Agency Special Assessment, 4.00%, 10/1/40	2,540,000	3,000,502
Sacramento City Financing Authority Rev., 5.40%, 11/1/20 (Ambac)	475,000	484,989
Sacramento County Airport System Rev., 5.00%, 7/1/20	1,000,000	1,003,480
Sacramento County Airport System Rev., 5.00%, 7/1/23	1,000,000	1,003,490
Sacramento County Airport System Rev., 5.00%, 7/1/24	1,000,000	1,003,420
Sacramento County Airport System Rev., 5.00%, 7/1/33	1,450,000	1,726,138
Sacramento County Airport System Rev., 5.00%, 7/1/34	1,000,000	1,186,870
Sacramento County Airport System Rev., 5.00%, 7/1/35	1,000,000	1,181,800
Sacramento County Sanitation Districts Financing Authority Rev., 5.25%, 12/1/21 (NATL)	1,000,000	1,076,240
Sacramento County Sanitation Districts Financing Authority Rev., VRN, 1.59%, (67% of the 3-month LIBOR plus 0.53%), 12/1/35 (NATL)	8,500,000	7,979,970
Sacramento County Water Financing Authority Rev., (Sacramento County Water Agency), 5.00%, 6/1/27	2,000,000	2,602,240
Sacramento County Water Financing Authority Rev., (Sacramento County Water Agency), 5.00%, 6/1/28	700,000	936,544
Sacramento Municipal Utility District Rev., 5.25%, 7/1/24 (Ambac)	3,000,000	3,375,900
Sacramento Municipal Utility District Rev., 5.00%, 8/15/24	1,000,000	1,190,710
Sacramento Municipal Utility District Rev., 5.00%, 8/15/24	1,500,000	1,654,470
Sacramento Municipal Utility District Rev., 5.00%, 8/15/25	5,000,000	5,512,550
Sacramento Municipal Utility District Rev., 5.00%, 8/15/28	1,200,000	1,599,228
Sacramento Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/34 (BAM)	1,355,000	1,586,841
Sacramento Transient Occupancy Tax Rev., 5.00%, 6/1/36	1,000,000	1,148,430
Sacramento Transient Occupancy Tax Rev., 5.00%, 6/1/37	2,250,000	2,575,890
Sacramento Transient Occupancy Tax Rev., 5.00%, 6/1/38	1,000,000	1,141,580
San Bernardino Community College District GO, Capital Appreciation, VRN, 0.00%, 8/1/34	17,240,000	21,112,621
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/20 (AGM)	2,915,000	2,986,126
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/22 (AGM)	2,310,000	2,568,027
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/24 (AGM)	2,310,000	2,755,252
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/25 (AGM)	1,275,000	1,565,879
San Buenaventura Rev., (Community Memorial Health System), 8.00%, 12/1/26	2,000,000	2,091,720
San Buenaventura Rev., (Community Memorial Health System), 7.50%, 12/1/41	4,300,000	4,374,648
San Diego Association of Governments Rev., 5.00%, 11/15/26	9,250,000	11,192,315
San Diego Association of Governments Rev., 1.80%, 11/15/27	2,000,000	2,046,380
San Diego Community College District GO, 5.00%, 8/1/23, Prerefunded at 100% of Par(2)	3,000,000	3,453,930
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/22	1,525,000	1,695,754
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/30	675,000	825,120
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/31	1,000,000	1,206,190
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/32	850,000	1,018,819
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/33	1,000,000	1,192,500
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/34	700,000	832,503
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/34	750,000	752,745
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/35	1,000,000	1,184,730
San Diego County Regional Airport Authority Rev., 4.00%, 7/1/37	1,200,000	1,342,620
San Diego County Regional Airport Authority Rev., 4.00%, 7/1/38	1,350,000	1,505,534
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/39	1,000,000	1,214,930
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/44	3,000,000	3,282,360
San Diego County Regional Transportation Commission Rev., 5.00%, 4/1/21	5,940,000	6,179,560
San Diego County Water Authority Rev., 5.00%, 5/1/25	5,250,000	6,414,292

San Diego County Water Authority Rev., 5.00%, 5/1/26	2,390,000	2,918,740
San Diego County Water Authority Rev., 5.00%, 5/1/27	3,485,000	4,252,188
San Diego Public Facilities Financing Authority Rev., (San Diego Sewer Utility), 5.00%, 5/15/28	10,000,000	12,540,300
San Diego Public Facilities Financing Authority Rev., (San Diego Water Utility), 5.00%, 8/1/21(2)	2,000,000	2,111,300
San Diego Public Facilities Financing Authority Rev., (San Diego Water Utility), 5.00%, 8/1/22, Prerefunded at 100% of Par(2)	2,000,000	2,204,880
San Diego Public Facilities Financing Authority Rev., (San Diego Water Utility), 5.00%, 8/1/38	5,000,000	6,290,700
San Diego Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/22	1,000,000	1,098,580
San Diego Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/23	1,000,000	1,139,780
San Diego Unified Port District Rev., 5.00%, 9/1/23	250,000	284,598
San Diego Unified Port District Rev., 5.00%, 9/1/24	500,000	567,840
San Diego Unified Port District Rev., 5.00%, 9/1/26	750,000	846,143
San Diego Unified School District GO, 5.00%, 7/1/33	1,320,000	1,657,088
San Francisco Bay Area Rapid Transit District Rev., 5.00%, 7/1/28	1,500,000	1,812,855
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/3/21, Prerefunded at 100% of Par(2)	980,000	1,022,630
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/3/21, Prerefunded at 100% of Par(2)	1,210,000	1,262,635
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/22	1,000,000	1,081,600
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 4.00%, 5/1/23, Prerefunded at 100% of Par(2)	1,625,000	1,796,795
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/26	1,250,000	1,349,013
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/29	5,060,000	5,247,878
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/36	6,000,000	7,450,920
San Francisco City & County Public Utilities Commission Wastewater Rev., 5.00%, 10/1/21	5,000,000	5,322,200
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Project), 5.00%, 8/1/21	460,000	485,990
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Project), 5.00%, 8/1/26	425,000	486,999
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Project), 5.00%, 8/1/27	550,000	627,204
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Project), 5.00%, 8/1/28	370,000	420,982
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Project), 5.00%, 8/1/31	400,000	448,980
San Francisco City & County Redevelopment Financing Authority Tax Allocation, 6.00%, 8/1/20(2)	515,000	519,753
San Francisco City & County Redevelopment Financing Authority Tax Allocation, 6.625%, 2/1/21, Prerefunded at 100% of Par(2)	500,000	520,510
San Francisco Public Utilities Commission Water Rev., 5.00%, 11/1/28	1,055,000	1,284,948
San Gorgonio Memorial Health Care District GO, 5.00%, 8/1/25	850,000	928,064
San Joaquin Hills Transportation Corridor Agency Rev., 5.00%, 1/15/34	12,000,000	13,076,400
San Joaquin Hills Transportation Corridor Agency Rev., 5.00%, 1/15/44	1,000,000	1,071,810
San Joaquin Hills Transportation Corridor Agency Rev., 5.25%, 1/15/44	1,000,000	1,066,970
San Mateo Special Tax, 5.875%, 9/1/32	1,375,000	1,467,510
San Mateo Special Tax, 5.50%, 9/1/44	750,000	788,415
San Mateo Foster City Public Financing Authority Rev., (San Mateo Sewer Rev.), 5.00%, 8/1/34	1,050,000	1,387,449
San Mateo Foster City Public Financing Authority Rev., (San Mateo Sewer Rev.), 4.00%, 8/1/35	1,100,000	1,314,236
San Mateo Foster City Public Financing Authority Rev., (San Mateo Sewer Rev.), 5.00%, 8/1/36	1,885,000	2,463,978
San Mateo Union High School District GO, Capital Appreciation, 0.00%, 9/1/41(1)	10,000,000	11,206,600
Santa Ana Gas Tax Rev., 5.00%, 1/1/34	720,000	933,271
Santa Ana Gas Tax Rev., 5.00%, 1/1/35	1,260,000	1,626,761
Santa Ana Gas Tax Rev., 5.00%, 1/1/37	1,260,000	1,612,195
Santa Barbara Financing Authority Rev., (Santa Barbara), 5.00%, 4/1/29	1,515,000	1,953,789
Santa Barbara Financing Authority Rev., (Santa Barbara), 5.00%, 4/1/31	845,000	1,071,722
Santa Barbara Financing Authority Rev., (Santa Barbara), 5.00%, 4/1/33	840,000	1,049,538

Santa Barbara Financing Authority Rev., (Santa Barbara), 5.00%, 4/1/35	2,035,000	2,522,159
Santa Barbara Financing Authority Rev., (Santa Barbara), 5.00%, 4/1/38	1,000,000	1,225,480
Santa Clara Electric Rev., 5.00%, 7/1/21, Prerefunded at 100% of Par(2)	1,500,000	1,576,665
Santa Cruz County Redevelopment Agency Tax Allocation, 5.00%, 9/1/35 (AGM)	1,500,000	1,741,635
Santa Monica Redevelopment Agency Tax Allocation, 5.875%, 7/1/42	1,000,000	1,042,910
Santa Paula Utility Authority Rev., (Santa Paula), 5.00%, 2/1/29 (AGM)	1,920,000	2,528,755
Santa Paula Utility Authority Rev., (Santa Paula), 5.00%, 2/1/30 (AGM)	2,225,000	2,908,253
Santa Paula Utility Authority Rev., (Santa Paula), 5.00%, 2/1/31 (AGM)	2,090,000	2,710,166
Santa Paula Utility Authority Rev., (Santa Paula), 5.00%, 2/1/32 (AGM)	1,900,000	2,445,927
Santa Paula Utility Authority Rev., (Santa Paula), 4.00%, 2/1/33 (AGM)	2,000,000	2,360,080
Santa Paula Utility Authority Rev., (Santa Paula), 4.00%, 2/1/34 (AGM)	600,000	703,956
Sonoma Community Development Agency Successor Agency Tax Allocation, 5.00%, 6/1/23 (NATL)	1,000,000	1,078,620
Sonoma Community Development Agency Successor Agency Tax Allocation, 5.00%, 6/1/25 (NATL)	1,390,000	1,618,502
Sonoma Community Development Agency Successor Agency Tax Allocation, 5.00%, 6/1/29 (NATL)	1,100,000	1,307,526
Sonoma Community Development Agency Successor Agency Tax Allocation, 5.00%, 6/1/33 (NATL)	1,325,000	1,540,458
Sonoma Valley Unified School District GO, 4.00%, 8/1/37	340,000	398,225
Sonoma Valley Unified School District GO, 4.00%, 8/1/38	450,000	525,497
Sonoma Valley Unified School District GO, 4.00%, 8/1/39	500,000	582,385
Sonoma Valley Unified School District GO, 4.00%, 8/1/40	300,000	348,735
Sonoma Valley Unified School District GO, 4.00%, 8/1/42	750,000	867,585
Sonoma Valley Unified School District GO, 4.00%, 8/1/44	1,000,000	1,151,750
South Bayside Waste Management Authority Rev., 5.00%, 9/1/33 (AGM)	450,000	587,286
South Bayside Waste Management Authority Rev., 5.00%, 9/1/36 (AGM)	2,110,000	2,714,220
South Bayside Waste Management Authority Rev., 5.00%, 9/1/40 (AGM)	2,515,000	3,185,323
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/20	1,100,000	1,109,647
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/21	1,500,000	1,576,365
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/23	1,200,000	1,354,968
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/25	1,125,000	1,341,360
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/26	1,000,000	1,216,760
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/27	1,155,000	1,437,039
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/28	1,340,000	1,702,912
Southern California Public Power Authority Rev., 5.00%, 7/1/21	2,780,000	2,924,282
Southern California Public Power Authority Rev., 5.00%, 11/1/28 (GA: Goldman Sachs Group, Inc.)	835,000	1,025,422
Southern California Water Replenishment District Rev., 5.00%, 8/1/21	1,000,000	1,056,500
Southern California Water Replenishment District Rev., 5.00%, 8/1/35	2,190,000	2,789,206
Southern California Water Replenishment District Rev., 5.00%, 8/1/37	2,170,000	2,738,106
State of California GO, 5.00%, 3/1/23	10,000,000	11,276,300
State of California GO, 5.00%, 12/1/26	1,045,000	1,201,478
State of California GO, 5.00%, 2/1/27	10,000,000	11,140,100
State of California GO, 4.00%, 11/1/27	2,000,000	2,459,340
State of California GO, 5.00%, 2/1/28	6,795,000	7,560,117
State of California GO, 5.00%, 11/1/29	2,625,000	2,991,214
State of California GO, 5.00%, 4/1/30	2,500,000	3,334,700
State of California GO, 5.00%, 4/1/31	1,350,000	1,788,858
State of California GO, 5.00%, 11/1/31	7,435,000	9,511,447
State of California GO, 5.00%, 4/1/32	3,000,000	3,945,090
State of California GO, 5.25%, 8/1/32 (AGM)	5,000,000	7,080,400
State of California GO, 5.00%, 4/1/37	5,000,000	5,714,050
State of California GO, 5.00%, 4/1/38	3,500,000	4,483,290
State of California GO, VRDN, 0.06%, 5/1/40 (LOC: MUFG Union Bank N.A.)	2,245,000	2,245,000
State of California GO, VRN, 4.00%, 12/1/30	4,000,000	4,140,320
State of California Department of Water Resources Rev., 5.00%, 12/1/25	2,000,000	2,500,320
State of California Department of Water Resources Power Supply Rev., 5.00%, 5/1/21	10,000,000	10,449,400
State of California Department of Water Resources Power Supply Rev., 5.00%, 5/1/22	4,180,000	4,565,605

Stockton Public Financing Authority Rev., 5.00%, 9/1/22 (BAM)	1,410,000	1,543,005
Stockton Public Financing Authority Rev., 5.00%, 9/1/23 (BAM)	1,435,000	1,626,644
Stockton Public Financing Authority Rev., 6.25%, 10/1/23, Prerefunded at 100% of Par(2)	750,000	898,050
Stockton Public Financing Authority Rev., 6.25%, 10/1/23, Prerefunded at 100% of Par(2)	1,500,000	1,796,100
Stockton Public Financing Authority Rev., 5.00%, 9/1/24 (BAM)	1,090,000	1,275,736
Stockton Public Financing Authority Rev., 5.00%, 9/1/25 (BAM)	2,255,000	2,628,789
Stockton Public Financing Authority Rev., 5.00%, 9/1/26 (BAM)	1,495,000	1,734,992
Stockton Public Financing Authority Rev., 5.00%, 9/1/27 (BAM)	1,000,000	1,157,170
Stockton Public Financing Authority Rev., (Stockton Water Rev.), 5.00%, 10/1/30 (BAM)	1,000,000	1,275,960
Stockton Public Financing Authority Rev., (Stockton Water Rev.), 5.00%, 10/1/31 (BAM)	1,000,000	1,265,720
Stockton Public Financing Authority Special Tax, 4.00%, 9/2/20 (BAM)	575,000	580,296
Stockton Public Financing Authority Special Tax, 4.00%, 9/2/21 (BAM)	450,000	470,525
Stockton Public Financing Authority Special Tax, 4.00%, 9/2/22 (BAM)	940,000	1,007,840
Stockton Public Financing Authority Special Tax, 4.00%, 9/2/23 (BAM)	655,000	721,581
Stockton Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/29 (AGM)	1,500,000	1,811,715
Stockton Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/30 (AGM)	1,800,000	2,163,510
Stockton Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/31 (AGM)	1,825,000	2,182,408
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/28 (AGM)	500,000	642,915
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/29 (AGM)	1,155,000	1,472,440
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/31 (AGM)	765,000	963,540
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/32 (AGM)	750,000	938,820
Temecula Valley Unified School District Financing Authority Special Tax, 5.00%, 9/1/20 (BAM)	400,000	404,732
Temecula Valley Unified School District Financing Authority Special Tax, 5.00%, 9/1/21 (BAM)	515,000	546,111
Temecula Valley Unified School District Financing Authority Special Tax, 5.00%, 9/1/22 (BAM)	275,000	300,875
Tobacco Securitization Authority of Southern California Rev., 5.00%, 6/1/30	1,000,000	1,255,070
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/28	425,000	489,162
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/33	1,610,000	1,794,715
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/36	1,595,000	1,846,930
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/38	3,270,000	3,587,255
Truckee Redevelopment Successor Agency Tax Allocation, 4.00%, 9/1/32 (AGM)(3)	330,000	392,215
Truckee Redevelopment Successor Agency Tax Allocation, 4.00%, 9/1/34 (AGM)(3)	400,000	468,160
Truckee Redevelopment Successor Agency Tax Allocation, 4.00%, 9/1/36 (AGM)(3)	320,000	372,298
Truckee Redevelopment Successor Agency Tax Allocation, 4.00%, 9/1/38 (AGM)(3)	500,000	576,290
Truckee Redevelopment Successor Agency Tax Allocation, 4.00%, 9/1/40 (AGM)(3)	600,000	686,862
Tulare Local Health Care District GO, 4.00%, 8/1/26 (BAM)	515,000	604,358
Tulare Local Health Care District GO, 4.00%, 8/1/27 (BAM)	585,000	696,729
Tulare Local Health Care District GO, 4.00%, 8/1/28 (BAM)	435,000	525,006
Tulare Local Health Care District GO, 4.00%, 8/1/29 (BAM)	740,000	901,742
Tulare Local Health Care District GO, 4.00%, 8/1/31 (BAM)	1,245,000	1,514,455
Tulare Local Health Care District GO, 4.00%, 8/1/32 (BAM)	690,000	828,490
Tulare Local Health Care District GO, 4.00%, 8/1/34 (BAM)	1,550,000	1,833,324
Tulare Local Health Care District GO, 4.00%, 8/1/35 (BAM)	650,000	764,699
Tustin Community Facilities District Special Tax, (Tustin Community Facilities District No. 2006-1), 5.00%, 9/1/28	1,000,000	1,187,940
Tustin Community Facilities District Special Tax, (Tustin Community Facilities District No. 2006-1), 5.00%, 9/1/30	1,000,000	1,177,010
University of California Rev., 5.00%, 5/15/22, Prerefunded at 100% of Par(2)	2,840,000	3,105,540
University of California Rev., 5.00%, 5/15/23, Prerefunded at 100% of Par(2)	1,395,000	1,587,594
University of California Rev., 4.00%, 5/15/26	2,415,000	2,878,318
University of California Rev., 5.00%, 5/15/26	3,310,000	3,612,600
University of California Rev., VRN, 5.00%, 5/15/48	5,000,000	5,678,850
University of California Hastings College of the Law Rev., 5.00%, 4/1/31 (AGM)	1,045,000	1,282,152
Upland COP, (San Antonio Regional Hospital Obligated Group), 5.00%, 1/1/29	1,510,000	1,817,829
Upland COP, (San Antonio Regional Hospital Obligated Group), 5.00%, 1/1/32	1,475,000	1,722,771
Upland COP, (San Antonio Regional Hospital Obligated Group), 4.00%, 1/1/36	1,000,000	1,034,950
Walnut Energy Center Authority Rev., 5.00%, 1/1/35	2,000,000	2,645,620

Walnut Energy Center Authority Rev., 5.00%, 1/1/36	2,000,000	2,630,560
West Contra Costa Unified School District GO, 5.00%, 8/1/30	2,000,000	2,326,920
West Contra Costa Unified School District GO, 5.00%, 8/1/33	3,000,000	3,473,910
West Contra Costa Unified School District GO, 5.00%, 8/1/35	1,500,000	1,731,075
West Hollywood Public Financing Authority Rev., (West Hollywood), 4.00%, 4/1/31(3)	240,000	304,454
West Hollywood Public Financing Authority Rev., (West Hollywood), 4.00%, 4/1/33(3)	500,000	615,845
West Hollywood Public Financing Authority Rev., (West Hollywood), 4.00%, 4/1/35(3)	700,000	847,973
West Hollywood Public Financing Authority Rev., (West Hollywood), 4.00%, 4/1/36(3)	2,000,000	2,408,500
West Valley-Mission Community College District GO, 4.00%, 8/1/34	625,000	760,506
West Valley-Mission Community College District GO, 4.00%, 8/1/35	600,000	726,486
West Valley-Mission Community College District GO, 4.00%, 8/1/36	1,230,000	1,482,494
Western Riverside Water & Wastewater Financing Authority Rev., 5.00%, 9/1/24	1,685,000	1,995,326
Western Riverside Water & Wastewater Financing Authority Rev., 5.00%, 9/1/25	1,170,000	1,427,154
Yosemite Community College District GO, Capital Appreciation, 0.00%, 8/1/31(1)	2,210,000	1,753,171
		1,961,469,047
Guam — 0.2%
Guam Government Waterworks Authority Rev., 5.00%, 7/1/21	300,000	308,061
Guam Government Waterworks Authority Rev., 5.00%, 7/1/22	325,000	341,380
Guam Government Waterworks Authority Rev., 5.00%, 7/1/23	500,000	535,890
Guam Government Waterworks Authority Rev., 5.00%, 7/1/24	350,000	381,525
Guam Government Waterworks Authority Rev., 5.00%, 7/1/25	350,000	387,058
Guam Government Waterworks Authority Rev., 5.00%, 7/1/26	500,000	558,565
Guam Government Waterworks Authority Rev., 5.00%, 7/1/27	900,000	1,016,244
		3,528,723
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $1,869,187,116)		1,964,997,770
OTHER ASSETS AND LIABILITIES — 0.3%		6,290,240
TOTAL NET ASSETS — 100.0%		$1,971,288,010

NOTES TO SCHEDULE OF INVESTMENTS
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal Corporation
BAM	-	Build America Mutual Assurance Company
BAM-TCRS	-	Build America Mutual Assurance Company - Transferrable Custodial Receipts
COP	-	Certificates of Participation
GA	-	Guaranty Agreement
GO	-	General Obligation
LIBOR	-	London Interbank Offered Rate
LOC	-	Letter of Credit
MUNIPSA	-	SIFMA Municipal Swap Index
NATL	-	National Public Finance Guarantee Corporation
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.
(2)Escrowed to maturity in U.S. government securities or state and local government securities.
(3)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(4)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $33,479,109, which represented 1.7% of total net assets.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS
1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.
2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.